Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Dividends reinvestment plan and restricted award forfeited and expired (in shares)				204,000	204	231
Common stock, dividends, per share, declared (in dollars per share)	$ 0.13	$ 0.125	$ 0.39	$ 0.37	$ 0.495	$ 0.48
Shares associated with stock awards (in shares)			4,201,000	6,321,000	6,321